Note 7 - Capital Stock and Reserves (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
Expiry Date	Exercise Price	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance June 30, 2024	Exercisable

March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	(20,000)	42,000	42,000
December 13, 2025	$9.50	21,000	-	-	-	21,000	21,000
March 26, 2026	$3.30	20,000	-	-	-	20,000	20,000
August 25, 2026	$5.65	17,500	-	-	-	17,500	17,500
September 6, 2026	$6.60	40,000	-	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	20,000	-	-	-	20,000	20,000
September 6, 2028	$6.60	85,000	-	-	(32,500)	52,500	52,500
February 15, 2029	$3.98	20,000	-	-	-	20,000	20,000

Total		333,500	-	(-)	(52,500)	281,000	281,000

Weighted average exercise price		$7.38	$-	$-	$7.51	$7.36	$7.36

Weighted average remaining life (years)		$2.61				2.33
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	333,500	333,500

Weighted average exercise price		$10.81	$5.87	$4.70	$9.95	$7.38	$7.38

Weighted average remaining life (years)		$2.57				2.61
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024 and June 30, 2024	Exercisable

March 31, 2024	$14.25	15,000	-	-	(15,000)	-	-

Total		15,000	-	-	(15,000)	-	-

Weighted average exercise price		$14.25	$-	$-	$14.25	$-	$-

Weighted average remaining life (years)						-

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
March 31, 2024

Fair value per option	$5.42
Exercise price	$5.49
Expected life (years)	3.50
Interest rate	4.17%
Annualized volatility (based on historical volatility)	108%
Dividend yield	0.00%

Disclosure of detailed information about warrant transactions [text block]
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance June 30, 2024

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592
April 29, 2026		$4.00	-	247,471	-	-	247,471

Total			1,141,592	247,471	-	-	1,389,063

Weighted average exercise price			$5.58	$4.00	$-	$-	$5.30

Weighted average remaining life (years)			3.67				3.14
Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Cancelled / Expired	Balance March 31, 2024

July 19, 2024		$10.00	5,765	-	-	-	5,765
August 21, 2028	$	USD 6.25	40,000	-	-	-	40,000
March 13, 2026		$3.40	3,274	-	-	-	3,274
April 29, 2026		$3.40	-	51	-	-	51

Total			49,039	51	-	-	49,090

Weighted average exercise price			$6.50	$3.40	$-	$-	$6.49

Weighted average remaining life (years)			2.94				3.51
Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

July 19, 2024		$10.00	5,765		-	-	-	5,765
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000
March 13, 2026		$3.40	-		3,274	-	-	3,274

Total			5,765		43,274	-	-	49,039

				$	USD 6.25
Weighted average exercise price			$10.00	$	CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)								2.94

Disclosure of derivative financial instruments [text block]
	As at June 30, 2024	As at March 31, 2024	At grant date August 24, 2023

Number of warrants outstanding	800,000	800,000	800,000
Warrant price at valuation date	0.44 USD	0.61 USD	0.76 USD
Exchange rate	1.36781	1.35397	1.35460
Fair value of warrants outstanding (derivative liability)	$481,469	$656,946	$823,597

Unit warrants expiring on both March 13, 2026 and April 29, 2026 [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of warrants granted during period [text block]
	June 30, 2024	March 31, 2024

Fair value per option	$3.71	$3.77
Exercise price	$4.00	$4.00
Expected life (years)	2.00	2.00
Interest rate	4.30%	3.50%
Annualized volatility (based on historical volatility)	100.90%	110.96%
Dividend yield	0.00%	0.00%
	June 30, 2024	March 31, 2024

Fair value per option	$1.96	$7.95
Exercise price	$3.40	$8.09
Expected life (years)	2.00	4.78
Interest rate	4.30%	4.09%
Annualized volatility (based on historical volatility)	100.9%	113.0%
Dividend yield	0.00%	0.00%